Document And Entity Information	6 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0001809616
Document Type	6-K
Entity File Number	001-40231
Entity Registrant Name	Universe Pharmaceuticals INC
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--09-30